Commitments and Contingencies (Details) - Schedule of Future Minimum Capital Payment Under Non-cancellable Agreements - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Future Minimum Capital Payment Under Non-cancellable Agreements [Abstract]
For the six months ending December 31, 2024	$ 13,831,707	$ 112,956,097
For the twelve months ending December 31, 2025	6,489,771	296,046
Minimum capital payments	$ 20,321,478	$ 113,252,143